Document and Entity Information	Apr. 20, 2021
Cover [Abstract]
Entity Registrant Name	Applovin Corp
Amendment Flag	true
Entity Central Index Key	0001751008
Document Type	8-K/A
Document Period End Date	Apr. 20, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-40325
Entity Tax Identification Number	45-3264542
Entity Address, Address Line One	1100 Page Mill Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
City Area Code	(800)
Local Phone Number	839-9646
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.00003 per share
Trading Symbol	APP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed to amend Item 9.01(a) and (b) of the Current Report on Form 8-K that the Company filed with the Securities and Exchange Commission (“SEC”) on April 23, 2021, regarding the completion of its acquisition of Adjust to include the historical financial statements of Adjust required by Item 9.01(a) of Form 8-K and the pro forma financial information required by Item 9.01(b) of Form 8-K.